Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable, net

	December 31, 2018	December 31, 2017
Accounts receivable	$76,376	$80,037
Less: provision for doubtful receivables	(16,086)	(19,706)
Accounts receivable, net	$60,290	$60,331

Allowance for doubtfull receivables

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2016	$(18,278)	$(1,304)	$145	$(19,437)
Year ended December 31, 2017	$(19,437)	$(269)	$—	$(19,706)
Year ended December 31, 2018	$(19,706)	$(575)	$4,195	$(16,086)